CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical)	Sep. 30, 2014 GBP (£)	Feb. 28, 2014 GBP (£)	Dec. 31, 2013 GBP (£)	Dec. 31, 2012 GBP (£)	Sep. 30, 2012 GBP (£)	Dec. 31, 2010 USD ($)	Dec. 31, 2008 GBP (£)	Dec. 31, 2005 USD ($)
Common stock, par value (in dollars per share)	£ 0.01	£ 0.01	£ 0.01	£ 0.01	£ 0.01	$ 0.01	£ 0.01	$ 0.01
Common stock, shares authorized	5,000,000,000		49,800,000	49,800,000
Common stock, shares issued	55,636,283		40,227,953	13,369,809
Common stock, shares outstanding	55,636,283		40,227,953	13,369,809